Revenue (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Advance mineral royalty payment	$ 523
Land agreements proceeds not credited against other mineral interests	1,422
Isabella Pearl Mine [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Advance mineral royalty payment	572	$ 48	$ 386
Land agreements proceeds not credited against other mineral interests	$ 438	$ 99	$ 450